INCOME TAXES	12 Months Ended
Dec. 31, 2018
Statements Line Items
INCOME TAXES [Text Block]

18. INCOME TAXES

Deferred Income Tax Asset and Liability

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax assets and liabilities as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Royalty interest	$(1,689,673)	$(4,159,013)	$(8,090,497)
Tax loss carryforwards	3,203,640	2,261,886	3,212,368
Other	90,071	76,820.00	124,805
Total	$1,604,038	$(1,820,307)	$(4,753,324)

As at December 31, 2018, no deferred tax assets are recognized on the following temporary differences as it is not probable that sufficient future taxable profit will be available to realize such assets:

	December 31, 2018	December 31, 2017	December 31, 2016	Expiry Date Range
Tax loss carryforwards	$47,199,000	$42,094,000	$39,318,000	2019-2038
Exploration and evaluation assets	595,000	1,485,000	2,137,000	No expiry
Other	19,192,000	10,425,000	11,371,000	No expiry

Income Tax Expense

	December 31, 2018	December 31, 2017	December 31, 2016
Current tax expense	$ -	$ -	$ -
Deferred tax recovery	(3,683,267)	(2,489,902)	(1,439,332)
	$ (3,683,267)	$ (2,489,902)	$ (1,439,332)

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27.00% (2017 – 27%; 2016 – 26%) as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Expected income tax (recovery)	$15,777,270	$(2,569,654)	$(886,149)
Effect of lower tax rates in foreign jurisdictions	(22,238,500)	(1,534,592)	(474,971)
Permanent differences	1,332,325	1,007,427	1,010,562
Change in unrecognized deductible temporary differences and other	1,627,494	260,595	(1,428,442)
Foreign exchange	(181,856)	346,322	339,668
Total	$(3,683,267)	$(2,489,902)	$(1,439,332)